INCOME TAXES - deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued warranty costs	$ 9,424	$ 17,945
Bad debt allowance	7,019	7,288
Investment in affiliates under tax equity transactions		24,859
Inventory write-down	1,723	3,283
Future deductible expenses	26,973	17,652
Depreciation and impairment difference of property, plant and equipment and solar power systems	19,647	13,333
Accrued liabilities related to countervailing and antidumping duty deposits	9,341	59,983
Deferred tax assets relating to sales of solar power systems	481	2,721
Net operating losses carry-forward	90,536	52,007
Unrealized foreign exchange loss and capital loss	9,471	3,888
Interest limitation	13,520
Others	13,947	17,912
Total deferred tax assets, gross	202,082	220,871
Valuation allowance	(76,522)	(65,399)
Total deferred tax assets, net of valuation allowance	125,560	155,472
Deferred tax liabilities:
Derivative assets	2,697	2,742
Depreciation difference of property, plant and equipment	1,212	243
Deferred profit of projects	4,108
Insurance recoverable	14,838	21,420
Others	17,316	4,833
Total deferred tax liabilities	40,171	29,238
Analysis as:
Non-current deferred tax assets	121,087	131,796
Non-current deferred tax liabilities	(35,698)	(5,562)
Net deferred tax assets	85,389	$ 126,234
Accumulated net operating losses	541,928
Accumulated net operating losses subject to expiration between 2019 and 2038	$ 144,586